Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Services Provided by Related Party

From time to time, Wilbert Tauzin, a former director of the Company, and his son provide consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $40,382 and $15,597 for the three months ended June 30, 2026 and 2025, respectively, which have been included in professional fees on the accompanying condensed consolidated statements of operations and comprehensive loss. As compensation for professional services provided, the Company recognized consulting expenses of $55,382 and $30,794 for the six months ended June 30, 2026 and 2025, respectively, which have been included in professional fees on the accompanying condensed consolidated statements of operations and comprehensive loss. As of June 30, 2026 and December 31, 2025, the accrued and unpaid services charge related to this director’s son amounted to $0 and $6,835, respectively, which have been included in accrued professional fees on the accompanying condensed consolidated balance sheets.

Accrued Liabilities and Other Payables – Related Parties

In 2017, the Company acquired Genexosome’s subsidiary, which was dissolved in 2022, for a cash payment of $450,000. As of both June 30, 2026 and December 31, 2025, the unpaid acquisition consideration of $100,000, was payable to Dr. Yu Zhou, former director and former co-chief executive officer and 40% owner of Genexosome, and has been included in accrued liabilities and other payables — related party on the accompanying condensed consolidated balance sheets.

Membership Interest Purchase Agreement

On November 17, 2023, the Company entered into a Membership Interest Purchase Agreement with Mr. Lu, the Company’s chairman of the Board of Directors, pursuant to which (i) Mr. Lu will acquire from the Company 30% of the total outstanding membership interests of Avalon RT 9, a wholly owned subsidiary of the Company, for a cash purchase price of $3,000,000 (the “Acquisition”), and (ii) for a period of twelve months following the closing of the Acquisition, Mr. Lu shall have the option to purchase from the Company up to an additional 70% of the outstanding membership interests of Avalon RT 9 for a purchase price of up to $7,000,000 (the “Option”), subject to the terms and conditions of a membership interest purchase agreement to be negotiated and entered into between Mr. Lu and the Company at such time that Mr. Lu desires to exercise the Option.

On February 18, 2026, the Company and Mr. Lu entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT9 for $9.0 million, the fair market value on transaction date. The Company recorded proceeds in excess of its carrying value (approximately $1.9 million) to additional paid-in capital as a result of the capital transaction with related party under applicable SEC regulations.

The Company received $3,158,078 from Mr. Lu as of December 31, 2025, which was recorded as advance from pending sale of subsidiary – related party on the accompanying condensed consolidated balance sheets. The advance of $3,158,078 was applied to the proceeds of $9.0 million on February 18, 2026. Therefore, as of June 30, 2026, the advance from pending sale of subsidiary – related party was $0.

Exchange Agreement

On February 18, 2026, the Company entered into an Exchange Agreement with its Chairman, Wenzhao Lu, under which it agreed to issue Mr. Lu 2,074,689 shares of its common stock (the “Exchange Shares”) for the 5,000 shares of Series D Preferred Stock held by him, following shareholder approval. The Exchange Shares was equal to the total of shares of common stock Mr. Lu would have been entitled to receive upon conversion of his Series D Preferred Stock. The Exchange Shares were issued to Mr. Lu on May 6, 2026 following shareholder approval at which time the shares of Series D Preferred Stock were cancelled.

Office Space from Related Party

Commencing on March 1, 2026, the Company leases office space from Avalon RT 9, which is wholly owned by Wenzhao Lu, the Company’s chairman of the Board of Directors. For the three and six months ended June 30, 2026, rent expense related to office leased from Avalon RT 9 amounted $1,000 and $4,000, respectively, which have been included in general and administrative - other on the accompanying condensed consolidated statements of operations and comprehensive loss.

NOTE 14 – RELATED PARTY TRANSACTIONS

Services Provided by Related Party

From time to time, Wilbert Tauzin, a former director of the Company, and his son provide consulting services to the Company. As compensation for professional services provided, the Company recognized consulting expenses of $60,794 and $63,644 for the years ended December 31, 2025 and 2024, respectively, which have been included in professional fees on the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2025 and 2024, the accrued and unpaid services charge related to this director’s son amounted to $6,835 and $15,000, respectively, which have been included in accrued professional fees on the accompanying consolidated balance sheets.

Accrued Liabilities and Other Payables – Related Parties

In 2017, the Company acquired Genexosome’s subsidiary, which was dissolved in 2022, for a cash payment of $450,000. As of both December 31, 2025 and 2024, the unpaid acquisition consideration of $100,000, was payable to Dr. Yu Zhou, former director and former co-chief executive officer and 40% owner of Genexosome, and has been included in accrued liabilities and other payables — related parties on the accompanying consolidated balance sheets.

From time to time, Lab Services MSO paid shared expense on behalf of the Company. In addition, Lab Services MSO made a payment of $566,667 for equity method investment payable on behalf of the Company in 2024. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company for cash and the surrender of its Series B Preferred Stock having a carrying value of $11,000,000. The aggregate cash amount to the Company for the redemption was $1,745,000. In addition, pursuant to the terms of the Redemption Agreement, all shares of the Company’s Series B Preferred Stock previously issued to SCBC Holdings LLC as partial consideration for the equity interests of Laboratory Services MSO, were permanently surrendered and relinquished to the Company for no additional consideration. The difference of $2,348,695 between the carrying value of the extinguished Series B Preferred Stock, the aggregate cash amount to the Company for the redemption, net of payables due to Lab Services MSO of $632,916, totaling $13,377,916, and the carrying value of the equity method investment of $11,029,221 was accounted for as an increase to additional paid-in capital (See Note 16 - Series B Convertible Preferred Stock Extinguished Related to Sale of Equity Method Investment). As of December 31, 2025 and 2024, the balance due to Lab Services MSO amounted to $0 and $632,916, respectively, which has been included in accrued liabilities and other payables — related parties on the accompanying consolidated balance sheets.

Borrowings from Related Party

Line of Credit

On August 29, 2019, the Company entered into a Line of Credit Agreement (the “Line of Credit Agreement”) providing the Company with a $20 million line of credit (the “Line of Credit”) from Mr. Lu, the Company’s chairman of the Board of Directors. The Line of Credit allowed the Company to request loans thereunder and to use the proceeds of such loans for working capital and operating expense purposes until the facility matured on December 31, 2024. The loans are unsecured and are not convertible into equity of the Company. Loans drawn under the Line of Credit bear interest at an annual rate of 5% and each individual loan is payable three years from the date of issuance. The Company has a right to draw down on the line of credit and not at the discretion of Mr. Lu, the related party lender. The Company may, at its option, prepay any borrowings under the Line of Credit, in whole or in part at any time prior to maturity, without premium or penalty. The Line of Credit Agreement includes customary events of default. If any such event of default occurs, Mr. Lu may declare all outstanding loans under the Line of Credit to be due and payable immediately.

In the year ended December 31, 2024, activity recorded for the Line of Credit is summarized in the following table:

Outstanding principal under the Line of Credit at January 1, 2024	$850,000
Repayment of Line of Credit	(400,000)
Reclassification of Line of Credit to advance from related party	(450,000)
Outstanding principal under the Line of Credit at December 31, 2024	$-

For the year ended December 31, 2024, the interest expense related to related party borrowing amounted to $42,445 and has been reflected as interest expense — related party on the accompanying consolidated statements of operations and comprehensive loss.

Membership Interest Purchase Agreement

On November 17, 2023, the Company entered into a Membership Interest Purchase Agreement with Mr. Lu, the Company’s chairman of the Board of Directors, pursuant to which (i) Mr. Lu will acquire from the Company 30% of the total outstanding membership interests of Avalon RT 9, a wholly owned subsidiary of the Company, for a cash purchase price of $3,000,000 (the “Acquisition”), and (ii) for a period of twelve months following the closing of the Acquisition, Mr. Lu shall have the option to purchase from the Company up to an additional 70% of the outstanding membership interests of Avalon RT 9 for a purchase price of up to $7,000,000 (the “Option”), subject to the terms and conditions of a membership interest purchase agreement to be negotiated and entered into between Mr. Lu and the Company at such time that Mr. Lu desires to exercise the Option.

On February 18, 2026, the Company and Mr. Lu entered into an Amended and Restated Membership Interest Purchase Agreement (the “Amended MIPA”), pursuant to which the Company sold to Mr. Lu 100% of the membership interests of Avalon RT9 for (i) $3,158,078 and (ii) the satisfaction, in full, of an approximately $5,900,000 balance due on an existing mortgage financing. This represents a total amended aggregated purchase price of approximately $9,000,000 (See Note 23 - Amended and Restated Membership Interest Purchase Agreement).

The Company received $3,158,078 and $3,108,106 from Mr. Lu as of December 31, 2025 and 2024, respectively, which was recorded as advance from pending sale of noncontrolling interest – related party on the accompanying consolidated balance sheets.

Series D Convertible Preferred Stock Issued in Exchange of Series A Convertible Preferred Stock

On January 9, 2025, the Company entered into an exchange agreement with Wenzhao Lu, the Company’s chairman of the Board of Directors, pursuant to which Mr. Lu exchanged 9,000 shares of Series A Preferred Stock of the Company, having a carrying value of $9,000,000, for 5,000 shares of Series D Preferred Stock of the Company. The Company determined that the exchange of the Series A Preferred Stock for the Series D Preferred Stock resulted in the extinguishment of the Series A Preferred Stock. As a result, the difference between the carrying amount of the Series A Preferred Stock and the fair value of the Series D Preferred Stock of $162,473 was recognized as a deemed contribution in the year ended December 31, 2025 that increased additional paid-in capital and income available to common shareholders in calculating earnings per share (See Note 16 - Series D Convertible Preferred Stock Issued in Exchange of Series A Convertible Preferred Stock).